Material accounting policies (Details)	12 Months Ended
Dec. 31, 2025 segment
Material accounting policies
Number of operating segment	1
Number of reportable segment	1
Lease term	12 months
Buying rate	6.9931
Bottom of range [member]
Material accounting policies
Lease term	3 months
Top of range [member]
Material accounting policies
Lease term	5 years